Income Taxes - Roll forward of deferred income tax assets and liabilities (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Roll forward of deferred income tax assets and liabilities
Deferred income tax account at beginning of period	$ 17,149,590	$ 17,520,493
Credit (Charge) to Consolidated Statement of Income	3,549,896	(696,880)
(Charge) to Consolidated Statement of Income (Discontinued Operations)	5,151	(107,650)
Credit (Charge) to Other Comprehensive Income and Retained Earnings	(473,502)	325,977
Deferred income tax account at end of period	19,379,313	17,149,590
Spun-off Businesses
Roll forward of deferred income tax assets and liabilities
(Charge) to Consolidated Statement of Income (Discontinued Operations)	(851,822)
Accrued liabilities
Roll forward of deferred income tax assets and liabilities
Deferred income tax account at beginning of period	3,115,699	4,312,485
Credit (Charge) to Consolidated Statement of Income	220,536	(1,196,786)
Deferred income tax account at end of period	3,058,391	3,115,699
Accrued liabilities | Spun-off Businesses
Roll forward of deferred income tax assets and liabilities
(Charge) to Consolidated Statement of Income (Discontinued Operations)	(277,844)
Allowance for expected credit losses
Roll forward of deferred income tax assets and liabilities
Deferred income tax account at beginning of period	606,257	607,773
Credit (Charge) to Consolidated Statement of Income	(104,516)	(1,516)
Deferred income tax account at end of period	458,366	606,257
Allowance for expected credit losses | Spun-off Businesses
Roll forward of deferred income tax assets and liabilities
(Charge) to Consolidated Statement of Income (Discontinued Operations)	(43,375)
Customer advances
Roll forward of deferred income tax assets and liabilities
Deferred income tax account at beginning of period	1,583,352	2,335,751
Credit (Charge) to Consolidated Statement of Income	239,752	(752,399)
Deferred income tax account at end of period	1,820,602	1,583,352
Customer advances | Spun-off Businesses
Roll forward of deferred income tax assets and liabilities
(Charge) to Consolidated Statement of Income (Discontinued Operations)	(2,502)
Property, plant and equipment, net
Roll forward of deferred income tax assets and liabilities
Deferred income tax account at beginning of period	4,643,270	3,923,889
Credit (Charge) to Consolidated Statement of Income	2,247,022	719,381
Deferred income tax account at end of period	6,798,230	4,643,270
Property, plant and equipment, net | Spun-off Businesses
Roll forward of deferred income tax assets and liabilities
(Charge) to Consolidated Statement of Income (Discontinued Operations)	(92,062)
Financial expenses pending tax deduction
Roll forward of deferred income tax assets and liabilities
Deferred income tax account at beginning of period	1,112,726	1,040,210
Credit (Charge) to Consolidated Statement of Income	3,850,444	72,516
Deferred income tax account at end of period	4,904,829	1,112,726
Financial expenses pending tax deduction | Spun-off Businesses
Roll forward of deferred income tax assets and liabilities
(Charge) to Consolidated Statement of Income (Discontinued Operations)	(58,341)
Investments
Roll forward of deferred income tax assets and liabilities
Credit (Charge) to Consolidated Statement of Income	398
Deferred income tax account at end of period	398
Tax loss carryforwards
Roll forward of deferred income tax assets and liabilities
Deferred income tax account at beginning of period	9,838,300	10,116,568
Credit (Charge) to Consolidated Statement of Income	(3,054,606)	(278,268)
Deferred income tax account at end of period	6,771,667	9,838,300
Tax loss carryforwards | Spun-off Businesses
Roll forward of deferred income tax assets and liabilities
(Charge) to Consolidated Statement of Income (Discontinued Operations)	(12,027)
Deferred income tax assets of certain foreign subsidiaries
Roll forward of deferred income tax assets and liabilities
Deferred income tax account at beginning of period	335,651	246,813
Credit (Charge) to Consolidated Statement of Income	97,627	88,838
Deferred income tax account at end of period	433,278	335,651
Investments
Roll forward of deferred income tax assets and liabilities
Deferred income tax account at beginning of period	(722,530)	(700,285)
Credit (Charge) to Consolidated Statement of Income	657,628	(287,142)
Credit (Charge) to Other Comprehensive Income and Retained Earnings	64,902	264,897
Deferred income tax account at end of period		(722,530)
Prepaid expenses and other items
Roll forward of deferred income tax assets and liabilities
Deferred income tax account at beginning of period	(476,430)	(1,589,317)
Credit (Charge) to Consolidated Statement of Income	(340,671)	1,138,068
(Charge) to Consolidated Statement of Income (Discontinued Operations)	5,151
Credit (Charge) to Other Comprehensive Income and Retained Earnings	18,833	(25,181)
Deferred income tax account at end of period	(824,656)	(476,430)
Prepaid expenses and other items | Spun-off Businesses
Roll forward of deferred income tax assets and liabilities
(Charge) to Consolidated Statement of Income (Discontinued Operations)	(31,539)
Derivative financial instruments
Roll forward of deferred income tax assets and liabilities
Deferred income tax account at beginning of period	(44,618)	(130,879)
Credit (Charge) to Consolidated Statement of Income	51,456
Credit (Charge) to Other Comprehensive Income and Retained Earnings	(557,237)	86,261
Deferred income tax account at end of period	(550,399)	(44,618)
Intangible assets and transmission rights
Roll forward of deferred income tax assets and liabilities
Deferred income tax account at beginning of period	(2,842,087)	(2,642,515)
Credit (Charge) to Consolidated Statement of Income	(315,174)	(199,572)
Deferred income tax account at end of period	(3,491,393)	$ (2,842,087)
Intangible assets and transmission rights | Spun-off Businesses
Roll forward of deferred income tax assets and liabilities
(Charge) to Consolidated Statement of Income (Discontinued Operations)	$ (334,132)